Subsequent events	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent events
16.	Subsequent events

On December 27, 2019, the China National Medical Products Administration (NMPA) approved the New Drug Application (NDA) for ZEJULA (niraparib). The Group achieved the milestone related to its collaboration agreement with Tesaro for regulatory approval for the first indication by NMPA and a milestone payment was payable to Tesaro according to the agreement.

In October and December 2019, the Group granted 71,192 share options to certain management and employees of the Group at the exercise price ranging from $33.43 to $41.59 per share under the 2017 Plan. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% of the awards vesting on the anniversary date one year after the grant date.

In December 2019, 6,000 ordinary shares were authorized for grant to certain management and employees of the Group. One fifth of the restricted shares shall vest and be released from the restrictions on each yearly anniversary of the date of the agreement.